Offerings - Offering: 1	Aug. 07, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 65,000,000.00
Amount of Registration Fee	$ 8,976.50
Offering Note	The fee of $8,976.50 was paid in connection with the filing of the Schedule TO-I by Alpha Core Strategies Fund (File No. 005-80363) on April 16, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.